Fair Value of Measurements (Details) - Recurring - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value of Measurements
Convertible promissory notes	$ 10,317	$ 34,033	$ 31,166
Warrant liabilities	10,584
Level 3
Fair Value of Measurements
Convertible promissory notes	10,317	$ 34,033	$ 31,166
Warrant liabilities	$ 10,584